PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (Condensed balance Sheets) (Parenthetical) (Details) - $ / shares	Dec. 31, 2018	Dec. 31, 2017
Condensed Financial Statements, Captions [Line Items]
Treasury Stock, Shares	12,175,155	12,261,555
Common Class A [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value per share	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	142,353,532	142,353,532
Ordinary shares, shares outstanding	84,390,429	130,091,977
Common Class B [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value per share	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	45,787,948	45,787,948
Ordinary shares, shares issued	45,787,948	0
Ordinary shares, shares outstanding	45,787,948	0
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Treasury Stock, Shares	12,175,155	12,261,555
Parent Company [Member] | Common Class A [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value per share	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	142,353,532	142,353,532
Ordinary shares, shares outstanding	84,390,429	130,091,977
Parent Company [Member] | Common Class B [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value per share		$ 0.0001
Ordinary shares, shares authorized		45,787,948
Ordinary shares, shares issued	45,787,948
Ordinary shares, shares outstanding	45,787,948